UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential Total Return Bond Fund, Inc. (formerly known as Dryden Total Return Bond Fund, Inc.)

Schedule of Investments

as of July 31, 2010 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 92.6%
ASSET BACKED SECURITIES 12.3%
Non-Residential Mortgage Backed Securities 7.3%
		Alfa Diversified Payment Rights Finance Co. SA (Luxembourg),
		Ser. 2006-1A, Class A, 144A,
Ba1	146	2.137%, 3/15/11(a)	$136,770
		Ares CLO Funds,
		Ser. 2003-7AW, Class A1A, 144A,
A2	518	0.724%, 5/08/15(a)	503,718
		Ser. 2004-8A, Class A1A, 144A,
A1	1,914	0.940%, 2/26/16(a)	1,808,624
		Ser. 2005-10A, Class A3, 144A,
Aa3	500	0.779%, 9/18/17(a)	466,065
		Ballyrock CDO Ltd.,
		Ser. 2003-2A, Class A, 144A,
Aa2	1,482	0.995%, 11/20/15(a)	1,419,071
		Ser. 2005-3A, Class A2, 144A,
Aa3	650	0.728%, 7/25/17(a)	606,125
		Bank of America Credit Card Trust,
		Ser. 2006-C5, Class C5,
A3	1,500	0.741%, 1/15/16(a)	1,428,535
		Ser. 2007-A3, Class A3,
Aaa	1,000	0.361%, 11/15/16(a)	985,709
		Black Diamond CLO Ltd.,
		Ser. 2005-1A, Class A1, 144A,
Aa1	2,606	0.809%, 6/20/17(a)	2,463,883
		Chase Issuance Trust,
		Ser. 2008-A13, Class A13,
Aaa	1,000	2.037%, 9/15/15(a)	1,037,452
		Chatham Light CLO Ltd.,
		Ser. 2005-2A, Class A1, 144A,
Aa1	1,782	0.704%, 8/03/19(a)	1,684,402
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.000%, 6/10/15	1,713,947
		Ser. 2005-C2, Class C2,
Baa2	4,950	0.799%, 3/24/17(a)	4,570,952
		Ser. 2005-C3, Class C3,
Baa2	3,890	0.751%, 7/15/14(a)	3,789,205
		Ser. 2006-A1, Class A1,
Aaa	500	0.400%, 2/09/15(a)	496,907
		Ser. 2006-C1, Class C1,
Baa2	675	0.738%, 2/20/15(a)	650,484

		COA Tempus CLO Ltd.,
		Ser. 2010-1A, Class A1, 144A,
Aaa	900	2.368%, 4/20/19(a)	900,000
		Eaton Vance CDO IV Ltd.,
		Ser. 2007-9A, Class A1A, 144A,
Aaa	1,000	0.731%, 4/20/19(a)	940,800
		First CLO Ltd.,
		Ser. 2004-1A1, Class A1, 144A,
Aaa	990	0.843%, 7/27/16(a)	936,046
		Ford Credit Auto Owner Trust,
		Ser. 2006-B, Class C,
Aaa	545	5.680%, 6/15/12	560,633
		Granite Ventures Ltd.,
		Ser. 2005-2A, Class A1, 144A,
Aaa	1,272	0.786%, 12/15/17(a)	1,208,469
		Hewett’s Island CDO Ltd.,
		Ser. 2006-4A, Class A, 144A,
Aa1	1,152	0.634%, 5/09/18(a)	1,084,519
		Katonah Ltd.,
		Ser. 2005-7A, Class A2, 144A,
A2	3,284	0.696%, 11/15/17(a)	2,923,118
		MBNA Credit Card Master Note Trust,
		Ser. 2002-C1, Class C1,
A3	1,560	6.800%, 7/15/14	1,666,865
		Ser. 2002-C3, Class C3,
A3	800	1.691%, 10/15/14(a)	794,599
		Ser. 2004-C2, Class C2,
A3	6,150	1.241%, 11/15/16(a)	5,895,775
		Ser. 2005-A2, Class A2,
Aaa	1,100	0.421%, 10/15/14(a)	1,096,054
		Ser. 2006-C1, Class C1,
A3	1,000	0.761%, 7/15/15(a)	964,897
		Mountain Capital CLO Ltd.,
		Ser. 2004-3A, Class A1LA, 144A,
Aaa	974	0.851%, 2/15/16(a)	937,022
		Railcar Leasing LLC,
		Ser. 1997-1, Class A2, 144A,
Aa2	621	7.125%, 1/15/13	651,581
		Small Business Administration,
		Ser. 2000-P10B, Class 1,
NR	17	7.449%, 8/10/10	16,808
		Ser. 2001-P10B, Class 1,
NR	91	6.344%, 8/10/11	94,869
		Small Business Administration Participation Certificates,
		Ser. 2001-20A, Class 1,
NR	361	6.290%, 1/01/21	392,779
		Ser. 2003-20I, Class 1,
NR	156	5.130%, 9/01/23	168,153

		Velocity CLO Ltd.,
		Ser. 2004-1A, Class A, 144A,
Aa3	711	0.834%, 8/22/16(a)
		Venture CDO Ltd.,	662,809
		Ser. 2003-1A, Class A1, 144A,
Aa2	1,288	1.018%, 1/21/16(a)(b)	1,220,519

			46,878,164

Residential Mortgage Backed Securities 5.0%
		ACE Securities Corp.,
		Ser. 2004-FM1, Class M1,
Aa2	521	1.229%, 9/25/33(a)	410,275
		Ser. 2004-OP1, Class M1,
Aa2	387	0.849%, 4/25/34(a)	297,749
		Aegis Asset Backed Securities Trust,
		Ser. 2003-1, Class M1,
Baa3	410	1.904%, 5/25/33(a)	238,311
		Ser. 2004-2, Class A3,
Aaa	529	0.809%, 6/25/34(a)	454,998
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Baa2	156	3.254%, 10/25/31(a)	97,924
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
CC(c)	33	1.679%, 10/25/32(a)	2,194
		Ser. 2002-BC8, Class A3,
Aaa	780	1.329%, 11/25/32(a)	653,100
		Argent Securities, Inc.,
		Ser. 2003-W2, Class M4,
Baa1	600	5.954%, 9/25/33(a)	425,039
		Ser. 2004-W6, Class M1,
Aa2	1,725	0.879%, 5/25/34(a)	1,256,862
		Ser. 2004-W10, Class M2,
Baa3	482	2.804%, 1/25/34(a)	225,192
		Asset Backed Funding Certificates,
		Ser. 2004-OPT1, Class M1,
Aa2	947	1.379%, 8/25/33(a)	745,995
		Asset Backed Securities Corp. Home Equity,
		Ser. 2003-HE3, Class M1,
Aa3	699	1.586%, 6/15/33(a)	533,277
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2002-2, Class A2,
Aaa	217	1.529%, 10/25/32(a)	198,232
		Ser. 2004-HE2, Class M1,
Aa2	2,899	0.929%, 3/25/34(a)	2,293,789
		Ser. 2004-HE3, Class M2,
A2	1,257	2.054%, 4/25/34(a)	1,023,266
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
Ca	87	3.704%, 3/25/33(a)	7,873

		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2002-HE4, Class M2,
B2	37	2.579%, 8/25/32(a)	12,804
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Aa2	322	5.700%, 7/25/34	265,922
		FBR Securitization Trust,
		Ser. 2005-2, Class M1,
B2	1,400	0.809%, 9/25/35(a)	921,075
		First Franklin Mortgage Loan Asset Backed Certificates,
		Ser. 2005-FF6, Class M2,
Caa3	640	0.769%, 5/25/36(a)	266,216
		Ser. 2005-FFH1, Class M2,
C	940	0.849%, 6/25/36(a)	149,552
		Fremont Home Loan Trust,
		Ser. 2003-B, Class M1,
Aa3	1,006	1.379%, 12/25/33(a)	738,679
		GSAMP Trust,
		Ser. 2004-FM1, Class M1,
Aaa	1,825	1.304%, 11/25/33(a)	1,409,941
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Baa1	545	1.379%, 12/25/33(a)	435,154
		HSBC Home Equity Loan Trust,
		Ser. 2004-1, Class A,
Aaa	889	0.688%, 9/20/33(a)	804,914
		Ser. 2006-1, Class M1,
Aa1	898	0.618%, 1/20/36(a)	734,220
		Ser. 2007-2, Class A4,
A1	1,600	0.638%, 7/20/36(a)	1,173,299
		Ser. 2007-3, Class A4,
Aa2	250	1.838%, 11/20/36(a)	163,699
		HSI Asset Securitization Corp. Trust,
		Ser. 2006-HE2, Class 2A1,
Caa2	30	0.379%, 12/25/36(a)	27,229
		Long Beach Mortgage Loan Trust,
		Ser. 2004-1, Class M1,
Aa1	1,610	1.079%, 2/25/34(a)	1,146,843
		Ser. 2004-4, Class 1A1,
Aaa	14	0.609%, 10/25/34(a)	11,613
		Master Asset Backed Securities Trust,
		Ser. 2004-WMC1, Class M1,
Aa2	1,224	1.109%, 2/25/34(a)	973,493
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 2004-OPT1, Class A1A,
AAA(c)	1,598	0.589%, 6/25/35(a)	1,264,268
		Ser. 2004-OPT1, Class A2A,
AAA(c)	653	0.689%, 6/25/35(a)	482,612

		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Aa2	497	1.529%, 5/25/33(a)	373,531
		Ser. 2004-HE5, Class M1,
Aa2	645	0.959%, 6/25/34(a)	487,584
		Ser. 2004-NC1, Class M1,
Aa2	1,009	1.379%, 12/27/33(a)	775,445
		Ser. 2004-OP1, Class M1,
Aa1	1,650	0.909%, 11/25/34(a)	1,313,226
		Ser. 2004-WMC1, Class M1,
Aa1	1,384	1.259%, 6/25/34(a)	1,178,928
		Ser. 2004-WMC2, Class M1,
Aa1	1,390	1.244%, 7/25/34(a)	1,118,958
		New Century Home Equity Loan Trust,
		Ser. 2003-4, Class M1,
Aa2	1,698	1.454%, 10/25/33(a)	1,320,450
		Ser. 2004-4, Class M1,
Aa1	1,347	0.839%, 2/25/35(a)	1,114,661
		Residential Asset Mortgage Products, Inc.,
		Ser. 2004-RS12, Class MII2,
Aa3	338	1.129%, 12/25/34(a)(b)	310,611
		Residential Asset Securities Corp.,
		Ser. 2004-KS1, Class AI5,
Aaa	400	5.221%, 2/25/34	372,549
		Ser. 2005-EMX4, Class A3,
Baa3	890	0.669%, 11/25/35(a)	734,721
		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
Baa1	194	2.054%, 8/25/32(a)	64,492
		Ser. 2002-3, Class M1,
Aaa	193	1.454%, 12/25/32(a)	160,991
		Ser. 2005-3, Class M1,
Aa3	1,000	0.789%, 11/25/35(a)	744,272
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR1, Class M1,
Caa1	900	0.729%, 11/25/35(a)	177,906
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	1.229%, 8/25/33(a)	537,325
		Ser. 2004-7, Class A8,
AAA(c)	1,110	1.529%, 8/25/34(a)	860,163
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
CC(c)	346	3.329%, 7/25/32(a)	265,068

			31,756,490

		TOTAL ASSET BACKED SECURITIES	78,634,654

BANK LOANS(b) 2.3%
Banking 0.2%
		American General Financial Services Corp.,
B1	1,275	7.250%, 4/21/15(a)	1,257,071

Cable 0.3%
		Charter Communications Operating LLC,
Ba2	125	2.320%, 3/06/14(a)	118,919
Ba2	1,019	3.790%, 9/06/16(a)	970,901
		Insight Midwest Holdings LLC,
Ba3	471	1.350%, 10/06/13(a)	448,025
		UPC Broadband Holdings,
Ba3	688	4.251%, 12/31/16(a)	653,260

			2,191,105

Consumer 0.1%
		Pilot Travel Centers LLC,
Ba2	345	3.937%, 6/30/16(a)	344,901

Electric 0.1%
		Texas Competitive Electric Holdings Co. LLC,
B1	973	3.831%, 10/10/14(a)	754,035

Gaming 0.2%
		MotorCity Casino Hotel,
B3	1,346	8.500%, 7/13/12(a)	1,322,592

Healthcare & Pharmaceutical 0.7%
		HCA, Inc.,
Ba3	92	2.783%, 11/18/13(a)	89,154
Ba3	222	3.783%, 3/31/17(a)	215,549
		Health Management Associates,
B1	540	2.283%, 2/28/14(a)	507,612
		PTS ACQ Corp.,
Ba3	1,649	2.566%, 4/10/14(a)	1,484,924
		Royalty Pharma Finance Trust,
Baa3	1,000	7.750%, 5/15/15(a)	947,500
		Sun Healthcare Group,
Ba2	124	2.433%, 4/12/14(a)	119,793
Ba2	860	3.650%, 4/12/14(a)	829,786
		Warner Chilcott Corp.,
B1	219	5.500%, 10/30/14(a)	218,418
B1	103	5.750%, 4/30/15(a)	102,967
B1	172	5.750%, 4/30/15(a)	171,460

			4,687,163

Non-Captive Finance 0.2%
		International Lease Finance Corp.,
Ba2	764	5.283%, 3/17/15(a)	767,767
Ba3	561	5.533%, 3/17/16(a)	560,110

			1,327,877

Retailers 0.1%
		Neiman Marcus Group, Inc.,
B2	568	2.473%, 4/06/13(a)	534,805

Technology 0.4%
		First Data Corp.,
B1	389	3.078%, 9/24/14(a)	338,430
B1	584	3.078%, 9/24/14(a)	507,888
		Flextronics International Ltd.,
Ba1	304	2.591%, 10/01/14(a)	285,039
Ba1	1,058	2.595%, 10/01/14(a)	991,935
		Sensata Technologies,
B3	238	2.231%, 4/27/13(a)	223,284

			2,346,576

		TOTAL BANK LOANS	14,766,125

COMMERCIAL MORTGAGE BACKED SECURITIES 16.4%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A2,
Aaa	120	5.334%, 9/10/45(a)	121,456
		Ser. 2006-5, Class A2,
Aaa	1,500	5.317%, 9/10/47	1,569,195
		Ser. 2007-1, Class A2,
Aaa	2,000	5.381%, 1/15/49	2,064,343
		Ser. 2007-4, Class A3,
AAA(c)	2,700	5.811%, 2/10/51(a)	2,886,356
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A3	650	6.470%, 11/15/33(a)	596,617
		Ser. 2005-PW10, Class A4,
AAA(c)	2,500	5.405%, 12/11/40(a)	2,703,162
		Ser. 2005-PWR9, Class A2,
Aaa	1,605	4.735%, 9/11/42	1,619,923
		Ser. 2005-T20, Class A2,
Aaa	974	5.127%, 10/12/42(a)	975,126
		Ser. 2007-T28, Class A3,
AAA(c)	1,500	5.793%, 9/11/42	1,657,126
		C.W. Capital Cobalt Ltd.,
		Ser. 2007-C3, Class A3,
AAA(c)	1,783	5.818%, 5/15/46(a)	1,890,867
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class A2,
Aaa	2,000	5.378%, 10/15/49	2,092,885
		Ser. 2008-C7, Class A2A,
Aaa	1,382	6.034%, 12/10/49	1,461,712

		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2006-CD2, Class A2,
Aaa	75	5.408%, 1/15/46	75,553
		Ser. 2007-CD4, Class A3,
Aaa	1,300	5.293%, 12/11/49	1,354,630
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class F, 144A,
A-(c)	4,300	5.440%, 9/15/30(a)	4,502,384
		Commercial Mortgage Pass-Through Certificates,
		Ser. 2006-C7, Class A3,
AAA(c)	1,990	5.706%, 6/10/46(a)	2,064,725
		Ser. 2006-C7, Class A4,
AAA(c)	1,500	5.768%, 6/10/46(a)	1,634,609
		Ser. 2006-C8, Class A2B,
Aaa	3,000	5.248%, 12/10/46	3,098,205
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2005-C2, Class A4,
Aaa	4,290	4.832%, 4/15/37	4,437,009
		Ser. 2005-C5, Class A3,
AAA(c)	520	5.100%, 8/15/38(a)	544,391
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(c)	1,915	5.549%, 2/15/39(a)	2,060,187
		Ser. 2006-C5, Class A2,
Aaa	2,000	5.246%, 12/15/39	2,064,667
		Ser. 2007-C1, Class A2,
Aaa	2,795	5.268%, 2/15/40	2,888,237
		Ser. 2007-C3, Class A2,
Aaa	1,000	5.722%, 6/15/39(a)	1,036,964
		First Union National Bank-Bank of America Commercial Mortgage Trust,
		Ser. 2001-C1, Class A2,
Aaa	588	6.136%, 3/15/33	592,175
		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(c)	1,700	5.335%, 3/10/44(a)	1,833,962
		Ser. 2007-C1, Class A2,
Aaa	100	5.417%, 12/10/49	102,957
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG3, Class A2,
Aaa	382	4.305%, 8/10/42	388,579
		Ser. 2005-GG5, Class A2,
Aaa	940	5.117%, 4/10/37	952,486
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 4/10/37(a)	1,476,265
		Ser. 2007-GG9, Class A2,
Aaa	2,377	5.381%, 3/10/39	2,461,396

		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(c)	715	5.587%, 4/10/38(a)	766,295
		Ser. 2006-GG8, Class A2,
Aaa	3,420	5.479%, 11/10/39	3,518,452
		Ser. 2007-GG10, Class A2,
Aaa	2,000	5.778%, 8/10/45(a)	2,082,111
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A3A1,
Aaa	730	4.824%, 9/12/37	741,032
		Ser. 2005-CB13, Class A4,
Aaa	1,880	5.282%, 1/12/43(a)	1,985,939
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(a)	925,503
		Ser. 2005-LDP5, Class A2,
Aaa	500	5.198%, 12/15/44	512,902
		Ser. 2006-CB14, Class A4,
Aaa	2,500	5.481%, 12/12/44(a)	2,705,117
		Ser. 2006-CB15, Class A3,
Aaa	1,100	5.819%, 6/12/43	1,165,769
		Ser. 2006-LDP6, Class A3B,
Aaa	365	5.559%, 4/15/43(a)	379,001
		Ser. 2007-CB18, Class A3,
Aaa	759	5.447%, 6/12/47	802,673
		Ser. 2007-CB19, Class A2,
Aaa	470	5.746%, 2/12/49(a)	490,318
		Ser. 2007-LD11, Class A2,
Aaa	2,800	5.803%, 6/15/49(a)	2,925,603
		Ser. 2007-LD12, Class A2,
Aaa	520	5.827%, 2/15/51	541,420
		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 7/15/35	631,105
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(a)	1,104,895
		Ser. 2006-C3, Class A2,
Aaa	90	5.532%, 3/15/32	91,230
		Ser. 2006-C7, Class A2,
AAA(c)	800	5.300%, 11/15/38	825,439
		Ser. 2007-C1, Class A2,
AAA(c)	1,500	5.318%, 2/15/40	1,547,376
		Ser. 2007-C1, Class A3,
AAA(c)	1,000	5.398%, 2/15/40	1,075,027
		Ser. 2007-C6, Class A2,
Aaa	1,991	5.845%, 7/15/40	2,078,380
		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 8/12/39	1,574,801

		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	1,065	5.909%, 6/12/46(a)	1,164,303
		Ser. 2007-8, Class A2,
AAA(c)	1,200	5.919%, 8/12/49(a)	1,330,258
		Ser. 2007-9, Class A2,
AAA(c)	1,940	5.590%, 9/12/49	2,019,092
		Morgan Stanley Capital I,
		Ser. 2005-HQ6, Class A2A,
AAA(c)	455	4.882%, 8/13/42	458,422
		Ser. 2005-IQ9, Class A4,
AAA(c)	1,410	4.660%, 7/15/56	1,451,160
		Ser. 2006-HQ8, Class A4,
Aaa	2,500	5.385%, 3/12/44(a)	2,707,408
		Ser. 2006-IQ12, Class ANM,
AAA(c)	2,000	5.310%, 12/15/43	2,068,956
		Ser. 2006-T21, Class A4,
Aaa	708	5.162%, 10/12/52(a)	757,402
		Ser. 2007-HQ11, Class A2,
Aaa	215	5.359%, 2/12/44	223,324
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(c)	971	4.608%, 12/15/35	1,011,312
		Ser. 2005-C20, Class A4,
Aaa	34	5.244%, 7/15/42(a)	33,696
		Ser. 2005-C21, Class A3,
Aaa	320	5.208%, 10/15/44(a)	320,828
		Ser. 2005-C22, Class A3,
Aaa	1,970	5.290%, 12/15/44(a)	2,049,232
		Ser. 2006-C25, Class A4,
Aaa	2,500	5.738%, 5/15/43(a)	2,706,117
		Ser. 2006-C27, Class A2,
Aaa	2,000	5.624%, 7/15/45	2,047,792
		Ser. 2006-C28, Class A2,
Aaa	250	5.500%, 10/15/48	256,057
		Ser. 2007-C33, Class A2,
Aaa	2,000	5.857%, 2/15/51(a)	2,092,333
		Ser. 2007-C34, Class A2,
Aaa	1,400	5.569%, 5/15/46	1,458,087

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES	105,834,316

COMMERCIAL MORTGAGE OBLIGATIONS 1.0%
		American Home Mortgage Investment Trust,
		Ser. 2004-4, Class 4A,
Aaa	225	2.759%, 2/25/45(a)	204,261

		Banc of America Funding Corp.,
		Ser. 2005-D, Class A1,
AAA(c)	318	2.915%, 5/25/35(a)	314,128
		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
Aaa	20	6.500%, 10/25/31	19,658
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser. 2002-11, Class 1A1,
Aaa	60	5.676%, 2/25/33(a)	60,205
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Caa2	511	2.765%, 5/25/35(a)	396,701
		Ser. 2005-4, Class 23A2,
Caa1	170	2.765%, 5/25/35(a)	136,436
		Countrywide Alternative Loan Trust,
		Ser. 2004-18CB, Class 3A1,
A1	366	5.250%, 9/25/19	367,787
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Ser. 2005-HYB9, Class 3A2A,
Caa2	156	5.250%, 2/20/36(a)	114,220
		Federal Home Loan Mortgage Corp.,
		Ser. 1993-1628, Class LZ,
NR	148	6.500%, 12/15/23	161,695
		Ser. 1997-1935, Class JZ,
NR	384	7.000%, 2/15/27	387,662
		Ser. 2000-2241, Class PH,
NR	201	7.500%, 7/15/30	225,918
		Ser. 2004-61, Class 1A1,
NR	483	1.813%, 7/25/44(a)	478,949
		Ser. 2005-63, Class 1A1,
NR	48	1.613%, 2/25/45(a)	48,108
		Federal National Mortgage Association,
		Ser. 2000-32, Class FM,
NR	5	0.791%, 10/18/30(a)	5,385
		Ser. 2001-29, Class Z,
NR	257	6.500%, 7/25/31	281,497
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	3	0.738%, 9/20/30(a)	2,637
		Ser. 2000-30, Class FB,
NR	3	0.791%, 10/16/30(a)	2,591
		Indymac ARM Trust,
		Ser. 2001-H2, Class A1,
AAA(c)	3	2.600%, 1/25/32(a)	2,230
		MASTR Alternative Loans Trust,
		Ser. 2004-4, Class 4A1,
Aaa	305	5.000%, 4/25/19	306,440
		MASTR Alternative Securitization Trust,
		Ser. 2003-7, Class 1A2,
AAA(c)	281	5.500%, 9/25/33	289,673

		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 1A2,
AAA(c)	104	0.729%, 2/25/34(a)	94,632
		Ser. 2004-CL1, Class 2A2,
AAA(c)	18	0.729%, 2/25/19(a)	16,934
		Regal Trust IV,
		Ser. 1999-1, Class A, 144A,
NR	534	3.291%, 9/29/31(a)	445,959
		Residential Funding Mortgage Securities I,
		Ser. 2003-S9, Class A1,
AAA(c)	36	6.500%, 3/25/32	37,295
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
A1	611	2.714%, 2/25/34(a)	575,673
		Structured Asset Mortgage Investments, Inc.,
		Ser. 2002-AR3, Class A1,
Aa2	84	1.001%, 9/19/32(a)	71,219
		Structured Asset Securities Corp.,
		Ser. 2002-14A, Class 2A1,
A-(c)	7	2.226%, 7/25/32(a)	4,679
		Ser. 2002-1A, Class 4A,
AAA(c)	15	2.920%, 2/25/32(a)	14,713
		Thornburg Mortgage Securities Trust,
		Ser. 2006-6, Class A1,
B2	208	0.439%, 11/25/46(a)	200,738
		WaMu Mortgage Pass-Through Certs.,
		Ser. 2003-R1, Class A1,
Aaa	694	0.869%, 12/25/27(a)	623,938
		Ser. 2005-AR13, Class A1,
Aa2	115	0.619%, 10/25/45(a)	89,495
		Washington Mutual MSC Mortgage Pass-Through Certs.,
		Ser. 2003-AR1, Class 2A,
Aaa	5	2.764%, 2/25/33(a)	4,451
		Wells Fargo Mortgage Backed Securities Trust,
		Ser. 2006-AR2, Class 2A1,
A(c)	545	4.721%, 3/25/36(a)	483,704

		TOTAL COMMERCIAL MORTGAGE OBLIGATIONS	6,469,611

CORPORATE BONDS 37.8%
Aerospace & Defense
		L-3 Communications Corp., Gtd. Notes,
Baa3	300	4.750%, 7/15/20	306,509

Airlines 0.8%
		American Airlines, Inc., Pass-thru Certs.,
		Ser. 01-1,
B2	1,150	6.817%, 5/23/11	1,152,875

		Continental Airlines, Inc., Pass-Thru Certs.,
		Ser. 01-1,
Baa2	5	6.703%, 6/15/21(b)	5,396
		Ser. 011B,
Ba1	433	7.373%, 12/15/15	419,620
		Ser. 071A,
Baa1	491	5.983%, 4/19/22	497,284
		Ser. 00A2,
Baa2	1,800	7.487%, 4/02/12	1,809,000
		Delta Air Lines, Inc., Ser. 071A,
Baa1	716	6.821%, 8/10/22	725,247
		United Airlines, Inc., Pass-Thru Certs., Ser. 071A,
Ba1	391	6.636%, 7/02/22	369,477

			4,978,899

Automotive 0.5%
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes,
Ba3	1,420	9.875%, 8/10/11	1,498,004
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	250	5.750%, 12/15/14	260,763
		Hyundai Motor Manufacturing Czech SRO (South Korea), Gtd. Notes, 144A,
Baa3	1,660	4.500%, 4/15/15	1,691,787

			3,450,554

Banking 5.1%
		American Express Co., Sr. Unsec’d. Notes,
A3	1,055	8.125%, 5/20/19	1,340,679
		Bank of America Corp.,
		Jr. Sub. Notes,
Ba3	1,500	8.000%, 12/29/49(a)	1,509,555
		Sr. Unsec’d. Notes,
A2	455	6.000%, 9/01/17	491,291
		Bank of America NA, Sub. Notes,
A1	250	5.300%, 3/15/17	255,327
		Bank of Montreal (Canada), Covered Notes, 144A,
Aaa	860	2.850%, 6/09/15	887,677
		Barclays Bank PLC (United Kingdom), Sr. Unsec’d., Notes,
Aa3	705	6.750%, 5/22/19	814,692
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	600	7.250%, 2/01/18	714,871
		Capital One Capital V,
Baa3	600	10.250%, 8/15/39	649,500
		Capital One Financial Corp., Sub. Notes,
Baa2	150	6.150%, 9/01/16	161,563
		Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A,
A3	650	5.506%, 12/29/49(a)	613,255

		Citigroup, Inc.,
		Sr. Unsec’d. Notes,
A3	750	6.125%, 11/21/17	802,936
A3	1,950	8.125%, 7/15/39	2,372,688
		Unsec’d. Notes
A3	500	8.500%, 5/22/19	607,609
		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	1,715	5.800%, 6/07/12	1,820,260
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa3	1,395	5.125%, 3/16/37	1,018,258
		Discover Bank, Sub. Notes,
Ba1	780	7.000%, 4/15/20(d)	830,397
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes,
A1	190	5.950%, 1/18/18	203,866
A1	575	6.150%, 4/01/18(d)	620,294
A1	840	6.250%, 9/01/17	918,134
		Sub. Notes,
A2	185	6.750%, 10/01/37	188,462
		Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,605	4.500%, 10/30/15	1,642,734
		HSBC Holdings PLC (United Kingdom), Sub. Notes,
A1	445	6.500%, 5/02/36	483,339
A1	495	6.500%, 9/15/37	536,308
A1	760	6.800%, 6/01/38	849,481
		ICICI Bank Ltd. (India),
		Jr. Sub. Notes, 144A,
Ba1	900	7.250%, 12/31/49(a)	861,215
		Sr. Unsec’d. Notes, 144A,
Baa2	945	5.000%, 1/15/16	953,624
		JPMorgan Chase & Co., Ser. 1,
Baa1	835	7.900%, 4/29/49(a)	872,258
		JPMorgan Chase Capital XXVIII, Ser. AA,
A2	700	7.000%, 11/01/39	724,570
		Krung Thai Bank PCL (Thailand), Sub. Notes,
B2	700	7.378%, 10/29/49(a)	662,703
		Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN,
Aa3	1,070	5.800%, 1/13/20	1,089,646
		Merrill Lynch & Co., Inc.,
		Notes, MTN,
A2	750	6.875%, 4/25/18	836,757
		Sub. Notes,
A3	905	6.110%, 1/29/37	871,151
A3	400	7.750%, 5/14/38	453,799
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN,
A2	780	5.625%, 9/23/19	792,834
		Sr. Unsec’d. Notes, Ser. E,
A2	1,635	5.450%, 1/09/17	1,693,082

		Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN,
A1	575	6.400%, 10/21/19	607,402
		Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A,
Aaa	1,325	2.200%, 7/29/15	1,324,563
		USB Capital XIII Trust,
A2	675	6.625%, 12/15/39	706,914

			32,783,694

Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 5/02/18(e)	162,038

Building Materials & Construction 1.3%
		Centex Corp., Sr. Unsec’d. Notes,
B1	2,500	5.700%, 5/15/14	2,550,000
		Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A,
Ba3	475	11.750%, 9/10/14	509,437
		Country Garden Holdings Co. RegS, (Cayman Islands), Sr. Unsec’d. Notes,
Ba3	400	11.750%, 9/10/14	429,000
		KB Home, Gtd. Notes,
B1	160	6.375%, 8/15/11	162,400
		Masco Corp., Sr. Unsec’d. Notes,
Ba2	965	7.125%, 8/15/13(d)	1,023,536
		Nakheel Development 2 Ltd. (United Arab Emirates), Sec’d. Notes,
NR	1,705	2.750%, 1/16/11	1,841,400
		Toll Brothers Finance Corp., Gtd. Notes,
Ba1	1,885	5.150%, 5/15/15	1,867,560

			8,383,333

Cable 1.8%
		Cablevision Systems Corp., Sr. Unsec’d. Notes, 144A,
B1	1,175	8.625%, 9/15/17	1,261,656
		Cequel Communications Holdings, Inc., Sr. Unsec’d. Notes, 144A,
B3	900	8.625%, 11/15/17	918,000
		Charter Communications Operating LLC, Sec’d. Notes, 144A,
B1	2,855	8.000%, 4/30/12(d)	3,012,025
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa1	475	9.455%, 11/15/22	656,319
		DIRECTV Holdings LLC, Gtd. Notes,
Baa2	2,010	4.750%, 10/01/14	2,163,023

		Time Warner Cable, Inc., Gtd. Notes,
Baa2	1,050	5.850%, 5/01/17	1,166,538
Baa2	1,565	6.750%, 7/01/18	1,828,012
Baa2	255	8.250%, 2/14/14	304,052

			11,309,625

Capital Goods 0.9%
		Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A,
B2	700	8.625%, 8/01/15	708,750
		ERAC USA Finance Co., Gtd. Notes, 144A,
		6.200%, 11/01/16
Baa2	270	(original cost $269,528; purchased 4/24/06)(b)(f)	299,075
		Hutchison Whampoa International 09 Ltd., RegS (Cayman Islands), Gtd. Notes,
A3	925	7.625%, 4/09/19	1,126,502
		Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A,
B1	300	9.500%, 5/04/20(d)	309,750
		MHP SA (Luxembourg), Gtd. Notes, 144A,
B3	980	10.250%, 4/29/15	1,003,128
		Rockwell Automation, Inc., Sr. Unsec’d. Notes,
A3	1,500	5.200%, 1/15/98	1,362,196
		Textron, Inc., Sr. Unsec’d. Notes,
Baa3	800	7.250%, 10/01/19	924,096

			5,733,497

Chemicals 1.0%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	950	5.900%, 2/15/15	1,053,141
Baa3	725	7.600%, 5/15/14	846,409
Baa3	850	8.550%, 5/15/19(d)	1,061,542
Baa3	475	9.400%, 5/15/39	666,960
		INVISTA, Gtd. Notes, 144A,
		9.250%, 5/01/12
Ba3	549	(original cost $559,998; purchased 3/10/10-3/11/10)(b)(f)	555,176
		LBI Escrow Corp., Sr. Sec’d. Notes, 144A,
Ba3	775	8.000%, 11/01/17(d)	814,719
		Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes,
B1	620	6.500%, 1/15/12	626,200
		Union Carbide Corp., Sr. Unsec’d. Notes,
Ba2	850	7.500%, 6/01/25	841,500

			6,465,647

Consumer 0.2%
		Jostens, Inc., Gtd. Notes,
B1	300	7.625%, 10/01/12	300,375
		Realogy Corp., Gtd. Notes, PIK
Ca	853(g)	11.000%, 4/15/14	728
		Visant Holding Corp., Sr. Notes,
B3	890	8.750%, 12/01/13	907,800

			1,208,903

Electric 2.9%
		AES Corp., Sr. Sec’d. Notes, 144A,
Ba3	1,556	8.750%, 5/15/13(d)	1,579,340
		CenterPoint Energy Houston Electric LLC, Ser. J2,
A3	750	5.700%, 3/15/13	829,925
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
A3	250	5.375%, 4/15/13	272,764
		Duke Energy Corp., Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 2/01/14	1,421,474
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750	6.000%, 5/15/35	723,973
		Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes,
Baa3	185	8.350%, 8/01/13	212,809
		Enel Finance International SA (Luxembourg), Gtd. Notes, 144A,
A2	1,200	6.000%, 10/07/39	1,237,416
		Energy East Corp., Gtd. Notes,
A3	515	6.750%, 6/15/12 - 9/15/33	555,406
		Enersis SA (Chile), Sr. Unsec’d. Notes,
Baa3	1,000	7.375%, 1/15/14	1,131,483
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	125	4.900%, 6/15/15	135,687
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	750	6.200%, 10/01/17	858,961
A3	800	6.250%, 10/01/39	877,048
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,891	6.250%, 6/17/14(d)	2,102,387
		Mirant Americas Generation LLC, Sr. Unsec’d. Notes,
B3	1,970	8.300%, 5/01/11	2,021,712
		Mirant Mid-Atlantic LLC, Pass-thru Certs., Ser. A,
Ba1	1,108	8.625%, 6/30/12	1,130,321
		NiSource Finance Corp., Gtd. Notes,
Baa3	355	5.450%, 9/15/20	366,922
		North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A,
Ba3	600	10.875%, 6/01/16
		(original cost $586,434; purchased 9/22/09)(f)	645,000
		NRG Energy, Inc., Gtd. Notes,
B1	575	7.250%, 2/01/14	589,375
		Oncor Electric Delivery Co., Sr. Sec’d. Notes,
Baa1	545	6.800%, 9/01/18	644,980
		Star Energy Geothermal Wayang Windu Ltd., RegS (Virgin Islands), Sr. Sec’d. Notes,
B2	790	11.500%, 2/12/15	845,300
		Transalta Corp. (Canada), Sr. Unsec’d. Notes,
Baa2	725	6.650%, 5/15/18	819,856

			19,002,139

Energy - Integrated 0.3%
		Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI,
Baa2	1,250	6.750%, 11/15/39	1,505,775
		Hess Corp., Sr. Unsec’d. Notes,
Baa2	175	6.000%, 1/15/40	187,416
		Marathon Oil Canada Corp. (Canada), Gtd. Notes,
Baa1	470	8.375%, 5/01/12	520,772

			2,213,963

Energy - Other 0.8%
		Anadarko Petroleum Corp.,
Ba1	250	6.200%, 3/15/40	222,021
		Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A,
A1	1,391	5.888%, 6/15/19	1,458,448
		Listrindo Capital BV, RegS (Netherlands), Gtd. Notes,
Ba2	215	9.250%, 1/29/15	236,276
		Opti Canada, Inc. (Canada), Sr. Sec’d. Notes, 144A,
B2	450	9.000%, 12/15/12	457,875
		Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
Ba1	700	6.875%, 5/01/18	730,493
		XTO Energy, Inc., Sr. Unsec’d. Notes,
Aaa	1,545	6.250%, 4/15/13	1,749,155

			4,854,268

Foods 1.7%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A,
Baa2	800	6.875%, 11/15/19	959,598
		Aramark Corp., Gtd. Notes,
B3	785	5.000%, 6/01/12(d)	775,188
		Carrols Corp., Gtd. Notes,
B3	1,010	9.000%, 1/15/13	1,017,575
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	1,155	6.125%, 2/01/18	1,333,896
Baa2	275	6.500%, 2/09/40	316,694
		Mead Johnson Nutrition Co., Sr. Unsec’d. Notes,
Baa1	450	3.500%, 11/01/14	469,838
		New Albertsons, Inc.,
Ba3	500	7.500%, 2/15/11	510,000
		Ralcorp Holdings, Inc., Sr. Sec’d. Notes,
Baa3	980	6.625%, 8/15/39	1,024,865
		Stater Brothers Holdings, Inc., Gtd. Notes,
B2	1,300	8.125%, 6/15/12	1,303,250
		Tyson Foods, Inc.,
Ba3	2,425	7.850%, 4/01/16	2,676,594
		Yum! Brands, Inc., Sr. Unsec’d. Notes,
Baa3	420	8.875%, 4/15/11	441,873

			10,829,371

Gaming 0.1%
		MGM Mirage, Sr. Sec’d. Notes,
B1	250	13.000%, 11/15/13(d)	291,250
		MGM Resorts International, Sr. Sec’d. Notes,
B1	395	10.375%, 5/15/14(d)	436,475

			727,725

Healthcare & Pharmaceutical 1.0%
		Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A,
		12.375%, 11/01/14
B1	600	(original cost $594,666; purchased 8/10/09)(b)(f)	645,000
		Express Scripts, Inc., Gtd. Notes,
Baa3	1,000	6.250%, 6/15/14	1,143,128
		Hospira, Inc., Sr. Unsec’d. Notes,
Baa3	1,400	5.550%, 3/30/12	1,488,375
		McKesson Corp., Sr. Unsec’d. Notes,
Baa2	1,000	6.500%, 2/15/14	1,135,520
		Senior Housing Properties Trust, Sr. Unsec’d. Notes,
Baa3	1,415	8.625%, 1/15/12	1,483,981
		Wyeth, Gtd. Notes,
A1	185	6.450%, 2/01/24	223,069

			6,119,073

Healthcare Insurance 0.8%
		Aetna, Inc., Sr. Unsec’d. Notes,
Baa1	725	6.750%, 12/15/37	821,956
		CIGNA Corp., Sr. Unsec’d. Notes,
Baa2	965	5.375%, 3/15/17	1,046,928
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 1/15/15(d)	2,148,590
		United Health Group, Inc., Sr. Unsec’d. Notes,
Baa1	1,000	6.000%, 6/15/17	1,140,062

			5,157,536

Insurance 2.4%
		Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	890	7.500%, 8/01/16	987,827
		American International Group, Inc.,
		Sr. Unsec’d. Notes, MTN,
A3	1,300	5.850%, 1/16/18(d)(h)	1,235,000
		Sr. Unsec’d. Notes,
A3	625	4.250%, 5/15/13	625,000
A3	200	5.050%, 10/01/15	191,500
		Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	2,350	5.750%, 12/01/14	2,488,058
		Chubb Corp., Jr. Sub. Notes,
A3	650	6.375%, 3/29/67(a)	633,750
		Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	525	7.000%, 7/15/34	491,035

		Lincoln National Corp.,
		Jr. Sub. Notes,
Ba1	940	6.050%, 4/20/67(a)	795,522
		Sr. Unsec’d. Notes,
Baa2	120	7.000%, 6/15/40	130,715
Baa2	800	8.750%, 7/01/19	1,006,411
		Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A,
A1	550	8.875%, 6/01/39	725,308
		MetLife, Inc., Sr. Unsec’d. Notes,
A3	750	7.717%, 2/15/19	919,288
		Northwestern Mutual Life Insurance, Notes, 144A,
Aa2	190	6.063%, 3/30/40	211,630
		Ohio National Financial Services, Inc., Sr. Notes, 144A,
Baa1	360	6.375%, 4/30/20	379,854
		Progressive Corp. (The), Jr. Sub. Notes,
A2	365	6.700%, 6/15/37(a)	349,962
		Teachers Insurance & Annuity Association of America, Notes, 144A,
Aa2	830	6.850%, 12/16/39(d)	974,559
		Travelers Cos., Inc. (The), Jr. Sub. Notes,
A3	400	6.250%, 3/15/37(a)	379,096
		XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes,
Baa2	2,500	6.500%, 1/15/12	2,610,753
		XL Capital Ltd. (Cayman Islands),
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(a)	197,600
		Sr. Unsec’d. Notes,
Baa2	25	5.250%, 9/15/14	26,405

			15,359,273

Lodging 0.4%
		FelCor Lodging LP, Sr. Sec’d. Notes,
B2	900	10.000%, 10/01/14(d)	958,500
		Starwood Hotels & Resorts Worldwide, Inc.,
		Gtd. Notes,
Ba1	1,140	7.875%, 5/01/12	1,225,500
		Sr. Unsec’d. Notes,
Ba1	380	6.250%, 2/15/13	398,050

			2,582,050

Media & Entertainment 2.5%
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A,
Baa1	90	6.100%, 2/15/18	102,139
		CBS Corp., Gtd. Notes,
Baa3	1,700	8.200%, 5/15/14	2,020,336
		Gannett Co., Inc., Sr. Unsec’d. Notes,
Ba2	835	5.750%, 6/01/11(d)	843,350
Ba2	500	6.375%, 4/01/12	511,250

		Historic TW, Inc., Gtd. Notes,
Baa2	483	6.625%, 5/15/29	534,227
		News America, Inc., Gtd. Notes,
Baa1	1,015	6.150%, 3/01/37	1,068,471
Baa1	490	6.900%, 8/15/39	565,277
Baa1	550	7.625%, 11/30/28	632,857
		R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes,
Baa3	2,400	4.950%, 4/01/14	2,459,851
Baa3	1,800	8.600%, 8/15/16	1,997,017
		Rainbow National Services LLC, Gtd. Notes, 144A,
Ba3	430	8.750%, 9/01/12	431,075
		Sinclair Broadcast Group, Inc., Gtd. Notes,
Caa1	1,100	8.000%, 3/15/12(d)	1,095,875
		Time Warner Cos., Inc., Gtd. Notes,
Baa2	720	6.950%, 1/15/28	818,896
		Viacom, Inc., Sr. Unsec’d. Notes,
Baa2	315	4.375%, 9/15/14	337,984
Baa2	895	6.250%, 4/30/16	1,032,109
Baa2	460	6.750%, 10/05/37	510,757
Baa2	230	6.875%, 4/30/36	264,274
		Vivendi SA (France), Sr. Unsec’d. Notes, 144A,
Baa2	750	5.750%, 4/04/13	807,942

			16,033,687

Metals 1.6%
		ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes,
Baa3	550	6.125%, 6/01/18	596,769
		Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes,
Ba2	795	8.375%, 4/01/17	888,412
		Metals USA, Inc., Sr. Sec’d. Notes,
B3	1,000	11.125%, 12/01/15	1,062,500
		Newmont Mining Corp., Gtd. Notes,
Baa1	775	6.250%, 10/01/39	860,479
		Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes,
Baa1	1,100	8.950%, 5/01/14	1,353,764
Baa1	990	9.000%, 5/01/19	1,325,360
		Teck Resources Ltd. (Canada), Sr. Sec’d. Notes,
Baa3	830	9.750%, 5/15/14	1,008,933
Baa3	175	10.250%, 5/15/16	211,750
Baa3	600	10.750%, 5/15/19	749,280
		U.S. Steel Corp., Sr. Unsec’d. Notes,
Ba2	700	7.000%, 2/01/18	694,750
		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa2	235	6.875%, 11/21/36	259,768
Baa2	505	6.875%, 11/10/39	556,709
		Xstrata Finance Canada, Ltd. (Canada), Gtd. Notes, 144A,
Baa2	900	5.500%, 11/16/11	936,134

			10,504,608

Non-Captive Finance 2.6%
		American General Finance Corp., Sr. Unsec’d. Notes, MTN,
B2	1,000	6.900%, 12/15/17	852,500
		Block Financial LLC, Gtd. Notes,
Baa1	475	7.875%, 1/15/13	527,502
		Bosphorus Financial Services Ltd., RegS (Cayman Islands), Sr. Sec’d. Notes, MTN,
Baa2	435	2.236%, 2/15/12(a)	426,607
		GATX Corp., Sr. Unsec’d. Notes,
Baa1	3,500	4.750%, 10/01/12	3,684,555
		General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN,
Aa2	AUD 1,090	6.000%, 4/15/15	941,765
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	2,300	6.000%, 8/07/19(i)	2,545,861
		GMAC, Inc., Gtd. Notes,
B3	850	6.875%, 9/15/11(d)	867,000
B3	635	7.250%, 3/02/11	641,350
		HSBC Finance Capital Trust IX,
Baa1	900	5.911%, 11/30/35(a)	787,500
		International Lease Finance Corp., Sr. Unsec’d. Notes, MTN,
B1	1,225	5.750%, 6/15/11	1,212,750
		Nelnet, Inc., Jr. Sub. Notes,
Ba2	1,750	7.400%, 9/29/36(a)	1,485,307
		Preferred Term Securities X Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	828	1.255%, 7/03/33(a)(b)	505,000
		SLM Corp., Sr. Unsec’d. Notes, MTN,
Ba1	1,450	5.050%, 11/14/14	1,297,550
Ba1	1,100	8.450%, 6/15/18	1,024,935

			16,800,182

Packaging 0.6%
		Greif, Inc., Sr. Unsec’d. Notes,
Ba2	1,310	7.750%, 8/01/19	1,349,300
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	2,300	5.625%, 7/15/13	2,416,838

			3,766,138

Paper 1.0%
		Georgia-Pacific LLC, Sr. Unsec’d. Notes,
Ba3	1,440	8.125%, 5/15/11(d)	1,483,200
		International Paper Co., Sr. Unsec’d. Notes,
Baa3	1,075	7.300%, 11/15/39(d)	1,232,058
Baa3	800	7.950%, 6/15/18	965,652
		MeadWestvaco Corp., Sr. Unsec’d. Notes,
Ba1	1,650	7.375%, 9/01/19	1,806,667
		Rock-Tenn Co., Sr. Sec’d. Notes,
Ba2	1,000	8.200%, 8/15/11	1,040,000

			6,527,577

Pipelines & Other 0.4%
		Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes,
Baa2	520	7.300%, 8/15/33	608,845
		Plains All American Pipeline LP, Gtd. Notes,
Baa3	400	4.250%, 9/01/12	417,374
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	750	6.500%, 6/01/16	878,495
		Sonat, Inc., Sr. Unsec’d. Notes,
Ba3	790	7.625%, 7/15/11	821,177

			2,725,891

Real Estate Investment Trusts 1.3%
		Hospitality Properties Trust, Sr. Unsec’d. Notes,
Baa2	1,100	7.875%, 8/15/14	1,219,515
		Mack-Cali Realty LP, Sr. Unsec’d. Notes,
Baa2	700	4.600%, 6/15/13	733,463
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	665	5.450%, 6/01/12	692,913
		ProLogis, Sr. Unsec’d. Notes,
Baa2	700	7.375%, 10/30/19	687,176
		Realty Income Corp., Sr. Unsec’d. Notes,
Baa1	600	6.750%, 8/15/19	679,740
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	260	4.200%, 2/01/15(d)	276,392
A3	1,250	5.300%, 5/30/13	1,360,085
A3	340	6.750%, 5/15/14(d)	386,659
A3	600	10.350%, 4/01/19	813,149
		WEA Finance LLC, Gtd. Notes, 144A,
A2	1,450	5.750%, 9/02/15(d)	1,605,005

			8,454,097

Retailers 1.2%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	1,225	6.125%, 9/15/39	1,307,556
		GameStop Holdings Corp., Gtd. Notes,
Ba1	2,076	8.000%, 10/01/12	2,133,090
		Macy’s Retail Holdings, Inc., Gtd. Notes,
Ba1	400	5.350%, 3/15/12(d)	413,000
Ba1	2,768	5.875%, 1/15/13	2,878,720
		Susser Holdings LLC & Finance Corp., Gtd. Notes, 144A,
B2	650	8.500%, 5/15/16	672,750

			7,405,116

Technology 1.4%
		Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A,
B+(c)	540	8.125%, 12/15/17	567,000
		Amphenol Corp., Sr. Unsec’d. Notes,
Baa3	950	4.750%, 11/15/14	1,013,128
		Fiserv, Inc., Gtd. Notes,
Baa2	500	6.125%, 11/20/12	548,008

		Motorola, Inc., Sr. Unsec’d. Notes,
Baa3	31	8.000%, 11/01/11	33,167
		Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A,
Ba1	875	6.875%, 5/01/20(d)	866,250
		Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes,
Ba1	990	6.375%, 10/01/11	1,025,888
		Seagate Technology International Co. (Cayman Islands), Sec’d. Notes, 144A,
Baa3	1,005	10.000%, 5/01/14	1,175,850
		Sensata Technologies BV (Netherlands), Gtd. Notes,
Caa1	959	8.000%, 5/01/14(d)	990,168
		STATS ChipPAC Ltd. (Singapore), Gtd. Notes,
Ba1	900	6.750%, 11/15/11	905,625
		SunGard Data Systems, Inc., Gtd. Notes,
Caa1	930	10.250%, 8/15/15(d)	976,500
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	1,050	4.250%, 2/15/15	1,107,620

			9,209,204

Telecommunications 2.6%
		America Movil SAB de CV (Mexico), Gtd. Notes, 144A,
A2	285	6.125%, 3/30/40	307,891
		AT&T, Inc., Sr. Unsec’d. Notes,
A2	1,100	6.550%, 2/15/39	1,264,085
		British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes,
Baa2	150	9.875%, 12/15/30	194,890
		Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
Baa3	1,100	7.750%, 5/01/17	1,201,750
		Embarq Corp., Sr. Unsec’d. Notes,
		7.082%, 6/01/16
Baa3	3,100	(original cost $2,932,519; purchased 5/12/06- 1/12/09)(b)(f)	3,357,799
		Qwest Capital Funding, Inc., Gtd. Notes,
B1	200	7.250%, 2/15/11	204,000
B1	1,000	7.900%, 8/15/10	1,000,615
		Qwest Corp., Sr. Unsec’d. Notes,
Ba1	1,250	3.787%, 6/15/13(a)	1,262,500
Ba1	468	7.625%, 6/15/15	514,800
Ba1	250	7.875%, 9/01/11	261,250
Ba1	700	8.375%, 5/01/16	796,250
		Sprint Capital Corp., Gtd. Notes,
Ba3	1,680	7.625%, 1/30/11	1,717,800
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	540	4.875%, 10/01/10	543,202
Baa2	1,600	4.950%, 9/30/14	1,673,357

		Telefonica Emisiones SAU (Spain), Gtd. Notes,
Baa1	1,050	5.134%, 4/27/20	1,103,016
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	600	6.400%, 2/15/38(h)	679,186
		Verizon Wireless Capital LLC, Sr. Unsec’d. Notes,
A2	615	8.500%, 11/15/18	813,138

			16,895,529

Tobacco 0.6%
		Altria Group, Inc., Gtd. Notes,
Baa1	1,475	9.950%, 11/10/38(h)	2,059,597
		Lorillard Tobacco Co., Gtd. Notes,
Baa2	725	8.125%, 6/23/19	823,961
		Reynolds American, Inc., Gtd. Notes,
Baa3	650	6.750%, 6/15/17	718,052

			3,601,610

		TOTAL CORPORATE BONDS	243,551,736

FOREIGN AGENCIES 2.2%
		China Development Bank Corp. (China),
A1	100	5.000%, 10/15/15	110,278
		DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A,
Ba1	80	6.850%, 7/02/37	67,085
		DP World Ltd., RegS (United Arab Emirates), Sr. Unsec’d. Notes, MTN,
Ba1	1,770	6.850%, 7/02/37	1,484,256
		Export-Import Bank of China (China), 144A,
A1	100	4.875%, 7/21/15	109,277
		Export-Import Bank of Korea (South Korea),
A1	1,100	5.125%, 6/29/20	1,158,267
A1	905	5.875%, 1/14/15	1,002,675
		GAZ Capital SA (Luxembourg),
		Sec’d. Notes, 144A,
Baa1	1,055	8.125%, 7/31/14	1,186,875
		Sr. Unsec’d. Notes, 144A,
Baa1	3,165	9.250%, 4/23/19	3,810,027
		GAZ Capital SA, RegS (Luxembourg),
		Sec’d. Notes,
Baa1	200	8.125%, 7/31/14	225,620
		Sr. Unsec’d. Notes,
Baa1	765	9.250%, 4/23/19	920,907
		Gazprom International SA (Luxembourg), Gtd. Notes, 144A,
BBB+(c)	172	7.201%, 2/01/20	183,026
		Korea Expressway Corp. (South Korea), Ser. G, 144A, MTN,
A1	620	4.500%, 3/23/15	646,109
		National Power Corp. (Philippines), 144A,
BB-(c)	1,390	4.734%, 8/23/11(a)	1,434,758

		Petroleos de Venezuela SA (Venezuela), Sub. Notes, Ser. 2014,
NR	895	4.900%, 10/28/14	560,270
		Petronas Capital Ltd., RegS (Malaysia), Gtd. Notes,
A1	570	7.875%, 5/22/22	728,046
		Petroleum Export Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Ba1	35	5.265%, 6/15/11	35,261
		RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A,
		5.298%, 9/30/20
Aa2	250	(original cost $250,000; purchased 8/4/05)(f)	267,122

		TOTAL FOREIGN AGENCIES	13,929,859

MORTGAGE BACKED SECURITIES 12.7%
		Federal Home Loan Mortgage Corp.,
	4	3.017%, 7/01/30(a)	4,640
	186	4.500%, 2/01/19	198,899
	4,000	4.500%, TBA 30 YR	4,179,376
	2,000	5.000%, TBA 30 YR	2,130,624
	1,744	5.500%, 10/01/33 - 7/01/34	1,905,763
	1,979	6.000%, 2/01/16 - 12/01/36	2,176,822
	520	6.500%, 3/01/16 - 11/01/33	576,181
	202	7.000%, 9/01/32	228,998
	32	8.500%, 8/01/24 - 11/01/24	37,664
		Federal National Mortgage Association,
	107	1.802%, 9/01/40(a)	108,462
	23	2.785%, 9/01/31(a)	23,531
	66	3.660%, 5/01/36(a)	66,397
	1,988	4.000%, 5/01/19 - 3/01/20	2,109,917
	9,116	4.500%, 6/01/18 - 2/01/39	9,601,111
	2,500	4.500%, TBA 30 YR	2,614,062
	30	4.546%, 1/01/28(a)	31,245
	3,218	5.000%, 9/01/17 - 12/01/19	3,461,417
	19,000	5.000%, TBA 30 YR	20,246,875
	17,877	5.500%, 3/01/16 - 6/01/34	19,348,918
	6,291	6.000%, 5/01/16 - 6/01/37	6,907,016
	2,461	6.500%, 12/01/17 - 11/01/33	2,736,944
	177	7.000%, 3/01/32 - 6/01/32	200,768

		Government National Mortgage Association,
	14	3.125%, 11/20/29(a)	14,759
	77	4.375%, 5/20/30(a)	79,609
	1,000	4.500%, TBA 30 YR	1,052,345
	85	5.500%, 8/15/33	93,393
	271	6.000%, 1/15/33 - 12/15/33	300,452
	1,169	6.500%, 9/15/32 - 7/15/38	1,306,429
	1	8.000%, 8/20/31	1,208
	1	8.500%, 6/15/30	1,273

		TOTAL MORTGAGE BACKED SECURITIES	81,745,098

MUNICIPAL BONDS 0.7%
California 0.3%
		State of California, Build America Bonds, G.O.,
A1	835	7.300%, 10/01/39(d)	905,541
A1	275	7.625%, 3/01/40(d)	311,822
		University of California Rev., Build America Bonds,
Aa1	500	5.770%, 5/15/43	508,110

			1,725,473

Illinois 0.1%
		Chicago O’Hare Int’l. Arpt., Build America Bonds,
A1	545	6.395%, 1/01/40	576,206
		State of Illinois, Build America Bonds, Taxable, Ser. 3, G.O.,
A1	50	6.725%, 4/01/35	47,822

			620,028

New Jersey 0.1%
		New Jersey State Tpk. Auth. Rev., Build America Bonds, Tax. Issuer Subs., Ser. F,
A3	750	7.414%, 1/01/40	908,828

Oregon 0.1%
		Oregon State Dept. of Tran. Hwy. Rev., Build America Bonds, Tax. Issuer Subs., Ser. A,
Aa2	235	5.834%, 11/15/34	252,322

Tennessee 0.1%
		Metropolitan Government of Nashville & Davidson County Convention Center Auth., Build America Bonds, Taxable Subs., Ser. B,
Aa2	550	6.731%, 7/01/43	567,100

Texas
			Texas State Tran. Commission, Build America Bonds,
Aaa		200	5.028%, 4/01/26	200,348

			TOTAL MUNICIPAL BONDS	4,274,099

SOVEREIGNS 1.8%
			Argentina Bonos (Argentina),
B-(c)		930	7.000%, 10/03/15	792,412
			Hungary Government Bond (Hungary),
			Ser. 15/A,
Baa1	HUF	226,630	8.000%, 2/12/15	1,071,640
			Ser. 19/A,
Baa1	HUF	245,830	6.500%, 6/24/19	1,067,741
			Jamaica Government International Bond (Jamaica),
B3	EUR	255	11.000%, 7/27/12	343,934
			Mexican Bonos (Mexico),
			Ser. M 10,
Baa1	MXN	12,510	8.000%, 12/17/15	1,077,164
			Ser. M 30,
Baa1	MXN	22,020	10.000%, 11/20/36	2,287,989
			Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3		422	3.150%, 5/31/18(j)	337,386
			Poland Government Bond (Poland),
			Ser. 1015,
A2	PLN	3,110	6.250%, 10/24/15	1,048,735
			Ser. 1019,
A(c)	PLN	3,660	5.500%, 10/25/19	1,170,157
			Qatar Government International Bond (Qatar), 144A,
Aa2		810	6.400%, 1/20/40	882,900
			Ukraine Government International Bond. RegS (Ukraine),
B2		490	6.385%, 6/26/12	496,786
			Venezuela Government International Bond (Venezuela),
B2		1,195	9.250%, 9/15/27	871,155

			TOTAL SOVEREIGNS	11,447,999

STRUCTURED NOTE 0.2%
			CDX North America High Yield, Pass-Thru Certs.,
			Ser. 5-T3, 144A,
Caa3		1,542	8.250%, 12/29/10	1,541,663

U.S. GOVERNMENT TREASURY SECURITIES 5.2%
		U.S. Treasury Bonds,
	1,780	4.625%, 2/15/40	1,979,415
	4,660	7.125%, 2/15/23	6,486,138
		U.S. Treasury Notes,
	1,305	1.750%, 7/31/15	1,314,579
	1,375	1.875%, 6/30/15(d)	1,395,303
	3,530	2.750%, 11/30/16	3,656,032
	2,775	3.500%, 5/15/20	2,914,194
		U.S. Treasury Strip Coupon,
	11,000	3.760%, 8/15/23(k)	6,766,826
	13,985	4.450%, 8/15/22(k)	9,057,329

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES	33,569,816

		TOTAL LONG-TERM INVESTMENTS (cost $567,995,941)	595,764,976

Shares
SHORT-TERM INVESTMENTS 15.3%
AFFILIATED MUTUAL FUNDS
2,810,444	Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund (cost $27,895,003)(l)		24,703,804
73,830,535	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $73,830,535; includes $24,807,616 of cash collateral received for securities on loan)(l)(m)		73,830,535

		TOTAL SHORT-TERM INVESTMENTS (cost $101,725,538)	98,534,339

	TOTAL INVESTMENTS 107.9% (cost $669,721,479)(n)(o)		694,299,315
	Liabilities in excess of other assets (p) (7.9%)		(50,804,916)

	NET ASSETS 100.0%		$643,494,399

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Based Security

AUD—Australian Dollar

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CHF—Swiss Franc

EUR—Euro

GBP—Pound Sterling

G.O.—General Obligation

HUF—Hungarian Forint

KZT—Kazakhstan Tenge

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

MYR—Malaysian Ringgit

MXN—Mexican Nuevo Peso

NR—Not Rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

NOK—Norwegian Krone

PCL—Public Company Limited

PIK—Payment-In-Kind

PLN—Polish Zloty

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

WI—When-Issued Security

†	The ratings reflected are as of July 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $24,367,182; cash collateral of $24,807,616 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security, the aggregate original cost of such securities is $5,193,145. The aggregate value of $5,769,172 is approximately 0.9% of net assets.

(g)	Amount is actual; not rounded to thousands.
(h)	All or portion of security is segregated as collateral for swap contracts.
(i)	All or portion of security is segregated as collateral for futures contracts.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(k)	The rate shown is the effective yield at July 31, 2010.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	As of July 31, 2010, 9 securities representing $9,865,093 and 1.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(o)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 668,885,777	$37,592,486	$(12,178,948)	$25,413,538

(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency exchange contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at July 31, 2010;

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
24	Euro Bond	Sep. 2010	$4,020,072	$4,020,486	$414
26	Euro Schatz	Sep. 2010	3,707,151	3,700,249	(6,902)
48	U.S. Treasury 2 Yr. Note	Sep. 2010	10,494,809	10,518,000	23,191
639	U.S. Treasury 5 Yr. Note	Sep. 2010	74,956,256	76,570,172	1,613,916
240	U.S. Long Bond	Sep. 2010	29,863,366	30,892,500	1,029,134
4	U.S. Ultra Bond	Sep. 2010	539,255	541,000	1,745

					$2,661,498

	Short Position:
209	U.S. Treasury 10 Yr. Note	Sep. 2010	25,694,165	25,876,813	$(182,648)

					$2,478,850

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Forward foreign currency exchange contracts outstanding at July 31, 2010:

Foreign Currency Contracts	Counterparty		Contracts to Deliver	Payable at Settlement Date	Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
expiring 08/24/10	JPMorgan Chase Securities	AUD	2,170,645	$1,902,256	$1,957,622	$55,366
Canadian Dollar
expiring 08/23/10	JPMorgan Chase Securities	CAD	3,063,213	2,899,776	2,978,790	79,014
expiring 08/23/10	JPMorgan Chase Securities	CAD	979,041	951,900	952,058	158
Euro
expiring 08/26/10	JPMorgan Chase Securities	EUR	1,824,885	2,354,910	2,378,076	23,166
expiring 08/26/10	Citibank	EUR	28,050	36,399	36,553	154
expiring 08/26/10	Citibank	EUR	973,451	1,274,600	1,268,541	(6,059)
Kazakhstan Tenge
expiring 12/15/10	Morgan Stanley & Co., Inc.	KZT	293,480,820	2,012,900	1,982,754	(30,146)
Malaysian Ringgit
expiring 09/07/10	UBS AG	MYR	4,400,756	1,340,958	1,380,012	39,054
New Zealand Dollar
expiring 08/24/10	Goldman Sachs Group LP	NZD	5,554,692	3,949,647	4,023,027	73,380
Norwegian Krone
expiring 08/25/10	Goldman Sachs Group LP	NOK	19,435,401	3,101,704	3,194,617	92,913
Philippine Peso
expiring 09/20/10	Morgan Stanley & Co., Inc.	PHP	64,327,678	1,373,056	1,404,283	31,227
expiring 09/20/10	UBS AG	PHP	64,327,678	1,375,404	1,404,283	28,879
Pound Sterling
expiring 08/26/10	JPMorgan Chase Securities	GBP	1,006,739	1,537,194	1,579,526	42,332
expiring 08/26/10	Merrill Lynch & Co., Inc.	GBP	134,801	209,833	211,496	1,663
Russian Rouble
expiring 10/08/10	Goldman Sachs Group LP	RUB	132,777,606	4,222,535	4,362,772	140,237
Singapore Dollar
expiring 08/24/10	Goldman Sachs Group LP	SGD	7,475,118	5,440,074	5,497,381	57,307
expiring 08/24/10	Goldman Sachs Group LP	SGD	1,720,504	1,264,900	1,265,300	400
Swedish Krona
expiring 08/25/10	JPMorgan Chase Securities	SEK	29,115,923	3,947,435	4,032,351	84,916
Swiss Franc
expiring 08/25/10	JPMorgan Chase Securities	CHF	5,704,061	5,430,267	5,477,213	46,946

						$760,907

Sold:
Australian Dollar
expiring 08/24/10	Goldman Sachs Group LP	AUD	2,205,149	$1,964,300	$1,988,739	$(24,439)
Canadian Dollar
expiring 08/23/10	Goldman Sachs Group LP	CAD	722,663	695,500	702,747	(7,247)
Hungarian Forint
expiring 08/25/10	UBS - Warburg LLC	HUF	454,258,999	2,030,453	2,078,825	(48,372)
Kazakhstan Tenge
expiring 12/15/10	Goldman Sachs Group LP	KZT	40,986,000	276,000	276,901	(901)
expiring 12/15/10	Miller, Tabak, Hirsch & Co.	KZT	40,986,000	276,000	276,901	(901)
expiring 12/15/10	Morgan Stanley & Co., Inc.	KZT	105,754,410	710,954	714,476	(3,522)
expiring 12/15/10	UBS AG	KZT	105,754,410	710,954	714,476	(3,522)
Malaysian Ringgit
expiring 09/07/10	Morgan Stanley & Co., Inc.	MYR	2,000,756	596,795	627,408	(30,613)
expiring 09/07/10	UBS AG	MYR	2,400,000	716,204	752,605	(36,401)
Mexican Nuevo Peso
expiring 08/23/10	UBS - Warburg LLC	MXN	39,827,756	3,066,976	3,138,970	(71,994)
New Zealand Dollar
expiring 08/24/10	UBS - Warburg LLC	NZD	1,221,991	885,100	885,036	64
expiring 08/24/10	UBS - Warburg LLC	NZD	1,307,473	950,500	946,947	3,553
Polish Zloty
expiring 08/25/10	Goldman Sachs Group LP	PLN	2,067,741	643,775	671,470	(27,695)
Singapore Dollar
expiring 08/24/10	Goldman Sachs Group LP	SGD	1,732,049	1,267,300	1,273,790	(6,490)
Swiss Franc
expiring 08/25/10	Citibank	CHF	5,704,061	5,399,579	5,477,213	(77,634)

						$(336,114)

						$424,793

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2010.

Interest rate swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(b)
Citibank N.A.(a)	7/16/2020	$1,395	3.115%	3 month LIBOR	$(28,914)	$—	$(28,914)
Citibank N.A.(a)	7/19/2020	1,395	3.001%	3 month LIBOR	(14,244)	—	(14,244)
Morgan Stanley Capital Services(a)	7/23/2020	1,430	2.890%	3 month LIBOR	(18)	—	(18)

					$(43,176)	$—	$(43,176)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit default swaps on Corporate Issues - Buy Protections(1):
Barclays Bank PLC	6/20/2011		$835	5.000%	Gannett Co., Inc.	$(33,639)	$(11,448)	$(22,191)
					6.375%, due 4/01/12
Citibank, N.A.	3/20/2012		2,500	5.000%	XL Capital Ltd.	(160,335)	(82,779)	(77,556)
					5.250%, due 9/15/14
Citibank, NA	6/20/2014		1,700	1.000%	CBS Corp.	(5,555)	101,719	(107,274)
					4.625%, due 5/15/18
Credit Suisse International	12/20/2012		3,500	1.000%	GATX Corp.	30,380	27,987	2,393
					5.500%, due 2/15/12
Credit Suisse International	6/20/2014		2,500	1.000%	Centex Corp.	36,050	(13,514)	49,564
					5.250%, due 6/15/15
Credit Suisse International	3/20/2015		1,885	1.000%	Toll Brothers, Inc.	64,280	13,622	50,658
					5.150%, due 5/15/15
Deutsche Bank AG	3/20/2012		500	5.000%	Gannett Co., Inc.	(29,450)	(8,974)	(20,476)
					6.375%, due 4/01/12
Deutsche Bank AG	12/20/2012		2,768	1.000%	May Department Store Co.	22,611	83,652	(61,041)
					8.000%, due 7/15/12
Deutsche Bank AG	6/20/2013		2,300	1.000%	Sealed Air Corp.	(8,948)	28,309	(37,257)
					5.625%, due 7/15/13
Deutsche Bank AG	6/20/2013		1,250	1.000%	Qwest Corp.	11,046	18,071	(7,025)
					7.200%, due 11/10/26
Deutsche Bank AG	9/20/2013		965	1.000%	Masco Corp.	32,914	28,612	4,302
					6.125%, due 10/03/16
Deutsche Bank AG	3/20/2014		380	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(77,032)	—	(77,032)
					7.875%, due 5/1/12
Deutsche Bank AG	6/20/2014		2,400	1.000%	R.R. Donnelly & Sons Co.	93,656	150,048	(56,392)
					4.950%, due 4/01/14
Deutsche Bank AG	3/20/2018		1,300	3.700%	American International Group	(46,213)	—	(46,213)
					6.250%, due 5/1/36
Goldman Sachs International	3/20/2014		1,250	0.700%	Duke Energy Corp.	(14,661)	—	(14,661)
					5.650%, due 6/15/13
Goldman Sachs International	3/20/2014		2,000	5.300%	International Paper Co.	(316,564)	—	(316,564)
					5.300%, due 4/1/15
Goldman Sachs International	3/20/2014		1,250	6.600%	Simon Property Group LP	(256,389)	—	(256,389)
					5.250%, due 12/1/16
JPMorgan Chase Bank	6/20/2014		1,450	5.000%	SLM Corp.	59,806	215,320	(155,514)
					5.125%, due 8/27/12
JPMorgan Chase Bank	9/20/2016		1,800	1.000%	R.R. Donnelley & Sons Co.	146,650	196,204	(49,554)
					4.950%, due 4/01/14
JPMorgan Chase Bank	9/20/2019		1,650	1.000%	Westvaco Corp.	82,945	29,661	53,284
					7.950%, due 2/15/31
Merrill Lynch Capital Services, Inc.	9/20/2016		2,425	1.730%	Tyson Foods, Inc.	12,496	—	12,496
					7.850%, due 4/1/16
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR	1,300	1.650%	Itraxx Euro	(34,543)	(29,128)	(5,415)
					zero coupon, due 6/20/13

						$(390,495)	$747,362	$(1,137,857)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage Backed Securities	$—	$37,013,071	$9,865,093
Residential Mortgage Backed Securities	—	31,756,490	—
Bank Loans	—	14,766,125	—
Commercial Mortgage Backed Securities	—	105,834,316	—
Commercial Mortgage Obligations	—	6,469,611	—
Corporate Bonds	—	243,551,736	—
Foreign Agencies	—	13,929,859	—
Mortgage Backed Securities	—	81,745,098	—
Municipal Bonds	—	4,274,099	—
Sovereigns	—	11,447,999	—
Structured Note	—	1,541,663	—
U.S. Government Treasury Securities	—	33,569,816	—
Affiliated Mutual Funds	98,534,339	—	—
Other Financial Instruments*
Futures Contracts	2,478,850	—	—
Forward Foreign Currency Exchange Contracts	—	424,793	—
Interest Rate Swap Agreements	—	(43,176)	—
Credit Default Swap Agreements	—	(1,137,857)	—

Total	$101,013,189	$585,143,643	$9,865,093

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Residential Mortgage Backed Securities
Balance as of 10/31/09	$61,284	$465,091
Realized gain (loss)	256	—
Change in unrealized appreciation (depreciation)	(24,289)	—
Purchases	9,889,901	—
Sales	(62,059)	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(465,091)

Balance as of 7/31/10	$9,865,093	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Portfolios”), both portfolios of the Prudential Investment Portfolios 2. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.